Subsequent Events (Details) $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended		36 Months Ended
	Aug. 13, 2019 USD ($) vessel shares	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 31, 2019 vessel	Jan. 31, 2019 lease	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Partners' Capital Account, Treasury Units, Purchased		$ 2,559	$ 9,497
Line of Credit | Revolving Credit Facilities
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity		$ 389,500				$ 400,600
Subsequent Event [Member]
Subsequent Event [Line Items]
Lessor, Sales-type Lease, Term of Contract	27 years
Common Units
Subsequent Event [Line Items]
Repurchase of common units (note 13) | shares	0.2
Partners' Capital Account, Treasury Units, Purchased	$ 3,300
LNG Carriers [Member]
Subsequent Event [Line Items]
Number Of Vessels				8	9
Yamal Lng Joint Venture [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	5000.00%
Yamal Lng Joint Venture [Member] | Subsequent Event [Member] | China Lng [Member]
Subsequent Event [Line Items]
Equity Method Investment, Ownership Percentage	5000.00%
Yamal Lng Joint Venture [Member] | LNG Carriers [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number Of Vessels | vessel	4